SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

32.	SUBSEQUENT EVENTS

On August 10, 2026, the Company effected a 10-for-1 share consolidation of its ordinary shares and Series A preferred shares as detailed in note 30.

The Company evaluated all events and transactions that occurred after June 30, 2026 up through October 29, 2026, which is the date that these consolidated financial statements are available to be issued. Except for the above, there were no other material subsequent events that require disclosure in these consolidated financial statements.